FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels of Assets and Liabilities Value on Recurring Basis (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	$ 138	$ 160
Investments at fair value through profit and loss	357	392
Derivative liabilities	156	139
Fair Value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments at fair value through profit and loss	357	392
Total Assets	495	552
Total Liabilities	156	139
Fair Value, measurements, recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments at fair value through profit and loss	357	392
Total Assets	357	392
Total Liabilities	0	0
Fair Value, measurements, recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments at fair value through profit and loss	0	0
Total Assets	138	160
Total Liabilities	156	139
Fair Value, measurements, recurring | Foreign exchange derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	69	83
Derivative liabilities	116	93
Fair Value, measurements, recurring | Foreign exchange derivatives | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Fair Value, measurements, recurring | Foreign exchange derivatives | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	69	83
Derivative liabilities	116	93
Fair Value, measurements, recurring | Interest rate derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	69	77
Derivative liabilities	40	46
Fair Value, measurements, recurring | Interest rate derivatives | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Fair Value, measurements, recurring | Interest rate derivatives | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	69	77
Derivative liabilities	$ 40	$ 46